Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000169812 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000169812 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169812 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169812 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169812 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169812 [Member] | The TJX Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169812 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169812 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169812 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169812 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169812 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000169812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000169812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000169812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000169812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169812 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000169812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000169812 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169812 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169812 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169812 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169813 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000169813 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169813 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169813 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169813 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169813 [Member] | The TJX Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169813 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169813 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169813 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169813 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169813 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000169813 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000169813 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000169813 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000169813 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169813 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000169813 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000169813 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169813 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169813 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169813 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169807 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000169807 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169807 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169807 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169807 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169807 [Member] | The TJX Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169807 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169807 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169807 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169807 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169807 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000169807 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000169807 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000169807 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000169807 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169807 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000169807 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000169807 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169807 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169807 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169807 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169811 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000169811 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169811 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169811 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169811 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169811 [Member] | The TJX Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169811 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169811 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169811 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169811 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000169811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000169811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000169811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000169811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000169811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000169811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169811 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175986 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175986 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175986 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175986 [Member] | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175986 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175986 [Member] | Singapore Telecommunications Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175986 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175986 [Member] | Naspers Ltd N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175986 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175986 [Member] | BYD Company Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175986 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000175986 [Member] | Other assets and liabilities net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175986 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000175986 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000175986 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000175986 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000175986 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000175986 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000175986 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000175986 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175986 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175986 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000175986 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000175986 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000175986 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000175986 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000175986 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000175986 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175986 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175986 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175986 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175986 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175988 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175988 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175988 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175988 [Member] | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175988 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175988 [Member] | Singapore Telecommunications Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175988 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175988 [Member] | Naspers Ltd N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175988 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175988 [Member] | BYD Company Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175988 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000175988 [Member] | Other assets and liabilities net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175988 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000175988 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000175988 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000175988 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000175988 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000175988 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000175988 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000175988 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175988 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175988 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000175988 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000175988 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000175988 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000175988 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000175988 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000175988 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175988 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175988 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175988 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175988 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175992 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175992 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175992 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175992 [Member] | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175992 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175992 [Member] | Singapore Telecommunications Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175992 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175992 [Member] | Naspers Ltd N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175992 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175992 [Member] | BYD Company Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175992 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000175992 [Member] | Other assets and liabilities net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175992 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000175992 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000175992 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000175992 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000175992 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000175992 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000175992 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000175992 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175992 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175992 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000175992 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000175992 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000175992 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000175992 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000175992 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000175992 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175992 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175992 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175992 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175992 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211219 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211219 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211219 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211219 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211219 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211219 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211219 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211219 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211219 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211219 [Member] | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211219 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000211219 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000211219 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000211219 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211219 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000211219 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211219 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211219 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000211219 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000211219 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211219 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000211219 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000211219 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000211219 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211219 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211219 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000211219 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000211219 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211219 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211219 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211220 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211220 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211220 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211220 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211220 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211220 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211220 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211220 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211220 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211220 [Member] | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211220 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000211220 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000211220 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000211220 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211220 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000211220 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211220 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211220 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000211220 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000211220 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211220 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000211220 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000211220 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000211220 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211220 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211220 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000211220 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000211220 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211220 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211220 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211217 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211217 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211217 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211217 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211217 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211217 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211217 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211217 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211217 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211217 [Member] | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211217 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000211217 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000211217 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000211217 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211217 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000211217 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211217 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211217 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000211217 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000211217 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211217 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000211217 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000211217 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000211217 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211217 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211217 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000211217 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000211217 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211217 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211217 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211216 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211216 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211216 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211216 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211216 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211216 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211216 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211216 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211216 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211216 [Member] | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211216 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000211216 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000211216 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000211216 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000211216 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211216 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000211216 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000211216 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211216 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000211216 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000211216 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000211216 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211216 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211216 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000211216 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000211216 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211216 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211216 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211218 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211218 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211218 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211218 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211218 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211218 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211218 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211218 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211218 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211218 [Member] | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211218 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000211218 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000211218 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000211218 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211218 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000211218 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211218 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211218 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000211218 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000211218 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211218 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000211218 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000211218 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000211218 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211218 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211218 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000211218 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000211218 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211218 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211218 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228576 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228576 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228576 [Member] | WSP Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228576 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228576 [Member] | Waste Connections Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228576 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228576 [Member] | Novonesis A S B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228576 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228576 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228576 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228576 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000228576 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000228576 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228576 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000228576 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228576 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000228576 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228576 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228576 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000228576 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228576 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228576 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000228576 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228576 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228576 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228576 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228576 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228577 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228577 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228577 [Member] | WSP Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228577 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228577 [Member] | Waste Connections Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228577 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228577 [Member] | Novonesis A S B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228577 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228577 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228577 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228577 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000228577 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000228577 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228577 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000228577 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228577 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000228577 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228577 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228577 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000228577 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228577 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228577 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000228577 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228577 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228577 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228577 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228577 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228578 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228578 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228578 [Member] | WSP Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228578 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228578 [Member] | Waste Connections Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228578 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228578 [Member] | Novonesis A S B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228578 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228578 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228578 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228578 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000228578 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000228578 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228578 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000228578 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228578 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000228578 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228578 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228578 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000228578 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228578 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228578 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000228578 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228578 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228578 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228578 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228578 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228574 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228574 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228574 [Member] | WSP Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228574 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228574 [Member] | Waste Connections Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228574 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228574 [Member] | Novonesis A S B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228574 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228574 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228574 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228574 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000228574 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000228574 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228574 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000228574 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228574 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000228574 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228574 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228574 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000228574 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228574 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228574 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000228574 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228574 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228574 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228574 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228574 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%